Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Dec. 31, 2023
Preferred stock par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	2,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	100,000,000	40,000,000
Ordinary shares, shares outstanding	[1]	40,416,234	31,724,631
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	10,000,000
Ordinary shares, shares outstanding	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).